Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended
	Sep. 22, 2017 USD ($) Vote $ / shares shares	Sep. 22, 2017 CNY (¥) Vote shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 CNY (¥) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Class A ordinary shares
Ordinary shares
Number of votes | Vote	1	1
Ordinary shares outstanding					28,754,852	28,754,852
Class A ordinary shares | Qudian Inc.
Ordinary shares
Shares issued (in shares)			10,204,082	10,204,082
Net proceeds			$ 99,203	¥ 703,774
Class A ordinary shares | Initial public offering
Ordinary shares
Shares issued (in shares)	4,250,000	4,250,000
Offering price (dollar per share) | $ / shares	$ 26
Net proceeds	$ 100,844	¥ 664,464
Class A ordinary shares | Private placement
Ordinary shares
Offering price (dollar per share) | $ / shares	$ 26
Net proceeds	$ 30,000	¥ 197,697
Class A ordinary shares | Private placement | Gold Ease Global Limited
Ordinary shares
Shares issued (in shares)	769,231	769,231
Class A ordinary shares | Private placement | YTL Cayman Limited
Ordinary shares
Shares issued (in shares)	384,615	384,615
Class B ordinary shares
Ordinary shares
Number of votes | Vote	20	20
Number of Class A ordinary share convertible from each Class B ordinary share	1	1
Ordinary shares outstanding					6,571,429	6,571,429